Earnings per share (Tables)	6 Months Ended
Jun. 30, 2022
Earnings per share [abstract]
Schedule of components used in calculation of basic and diluted earnings per share
The following table shows the components used in the calculation of basic and diluted net earnings per common share for earnings attributable to common shareholders.

	THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	2022	2021	2022	2021
Net earnings attributable to common shareholders - basic	596	685	1,473	1,327
Dividends declared per common share (in dollars)	0.9200	0.8750	1.8400	1.7500

Weighted average number of common shares outstanding (in millions)
Weighted average number of common shares outstanding - basic	911.9	905.0	911.0	904.7
Assumed exercise of stock options (1)	0.9	0.3	0.8	0.1

Weighted average number of common shares outstanding - diluted (in millions)	912.8	905.3	911.8	904.8
(1)The calculation of the assumed exercise of stock options includes the effect of the average unrecognized future compensation cost of dilutive options. It excludes options for which the exercise price is higher than the average market value of a BCE common share. The number of excluded options was nil for the second quarter and the first half of 2022, compared to 3,337,131 for the second quarter of 2021 and 10,458,921 for the first half of 2021.